IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ 1,892	$ 1,861	$ 1,003
NII Sensitivity	(1,077)	(1,053)	(1,155)
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(2,485)	(2,312)	(1,415)
NII Sensitivity	785	$ 875	$ 984
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	472
NII Sensitivity	(475)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(605)
NII Sensitivity	439
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,420
NII Sensitivity	(602)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,880)
NII Sensitivity	$ 346